ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Reclassifications (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 6,686	$ 6,689	[1]	$ 21,504	$ 19,477	[1]
Cost of goods sold	(5,162)	(5,229)	[1]	(16,606)	(15,104)	[1]
Other, net	(199)	(250)	[1]	(752)	(760)	[1]
Interest expense	(189)	(258)	[1]	(581)	(710)	[1]
Income taxes	(131)	(62)	[1]	(312)	(223)	[1]
Net income	231	60	[1]	841	342	[1],[2]
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(12)	20		(16)	78
Reclassification out of accumulated other comprehensive income | Unrealized Gain (Loss) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	2	(2)		1	(4)
Cost of goods sold	6	9		(14)	43
Other, net	(10)	(4)		(24)	(8)
Interest expense	2	1		4	2
Income taxes	1	1		5	0
Net income	1	5		(28)	33
Reclassification out of accumulated other comprehensive income | Change in Retirement Plans’ Funded Status
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	(3)	(6)		2	(22)
Amortization of actuarial losses	20	22		62	69
Amortization of prior service cost	(30)	(1)		(52)	(2)
Net income	$ (13)	$ 15		$ 12	$ 45

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).